CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 033-45961; 1940 Act File No. 811-06569) (“Registrant”) hereby certifies that (a) the form of Prospectus and Statement of Additional Information used with respect to Ivy Crossover Credit Fund, a series of the Registrant, does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 129 (“Amendment No. 129”) to its Registration Statement on Form N-1A, and (b) the text of Amendment No. 129 was filed electronically.

IVY FUNDS

Dated: April 6, 2017	By:	/s/Philip A. Shipp
Philip A. Shipp
Assistant Secretary